Earnings per share - Summary Of Earnings Per Share (Basic) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share [abstract]
Issued ordinary shares at January 1	1,364,239,590	1,364,239,590	1,364,239,590
New authorized ordinary shares	94,794,500		243,352
Treasury shares pending subscription			(243,352)
Shares held in a Mexican Trust	$ (9,937,290)	$ (27,843,940)	$ (45,688,160)
Weighted-average number of ordinary shares (basic)	1,449,096,800	1,336,395,650	1,318,551,430
Basic income per share	$ 0.24	$ 0.46	$ 0.21